Restructuring Costs, Net - Components of Restructuring Costs, Net (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Manufacturing and distribution footprint optimization									$ (13,700,000)	$ (2,200,000)	$ (400,000)
Severance									(3,200,000)	(3,300,000)	(2,400,000)
Impairment of property, plant and equipment									(448,000)	(2,553,000)	(2,236,000)
Gains on sale of land, buildings and equipment									500,000	100,000	400,000
Curtailment and settlement gains (losses)										400,000	(1,300,000)
Total Restructuring Charges	$ (1,700,000)	$ (3,600,000)	$ (2,600,000)	$ (2,600,000)	$ (2,900,000)	$ (500,000)	$ (1,100,000)	$ (200,000)	$ (16,876,000)	$ (7,593,000)	$ (5,877,000)